Note 30 - Contingencies	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
30.	CONTINGENCIES

The Company has contingent liabilities related to lawsuits arising in the normal course of its business.
Due to their nature, such legal proceedings involve certain uncertainties including, but not
limited to, court and tribunal rulings, negotiations between affected parties and governmental actions, and therefore the Company's management cannot estimate the likely timing of the resolution of these matters at this stage.

Contingent liabilities with a probable outcome are fully recorded as liabilities (Note
27
-
Provisions
).

The Company has lawsuits related mainly to tax for which the likelihood of loss is classified as possible by management, and for which there are no
provisions, as the composition and estimates of these amounts are as follow:

	2020	2019

Income tax and social contribution	53,898.0	43,453.0
Value-added and excise taxes	23,299.3	22,226.3
PIS and COFINS	2,746.3	3,066.8
Others	1,603.5	1,778.0
	81,547.1	70,524.1

Principal lawsuits with a likelihood of possible loss

Brazilian Federal Taxes

Goodwill InBev Holding

In
December 2011,
Ambev received a tax assessment related to the goodwill amortization resulting from the InBev Holding Brasil S.A. merger with Ambev. At the administrative level, Ambev received partially favorable decisions at both the Lower and Upper Administrative Court. Ambev filed judicial proceedings to discuss the unfavorable portion of the decisions of the Lower and the Upper Administrative Court and requested injunctions to suspend the enforceability of the remaining tax credit, which were granted.

In
June 2016,
Ambev received a new tax assessment charging the remaining value of the goodwill amortization and filed a defense. Ambev received partially favorable decisions at the first
level administrative court and Lower Administrative Court. Ambev filed a Special Appeal which was partially admitted and awaits judgment by the Upper Administrative Court. For the unfavorable portion of the decision which became final at the administrative level, Ambev filed a judicial proceeding requesting an injunction to suspend the enforceability of the remaining tax credit, which was granted.

The updated amount related to this uncertain tax position as of
31
December 2020
is approximately
R$10.2
billion (
R$10.1
billion as of
31
December 2019).
Ambev has
not
recorded any provisions for this matter based on the probability of the lawsuit. In the event Ambev is required to pay these amounts, AB-Inbev will reimburse Ambev the amount proportional (
70%
) to the benefit received by the company pursuant to the merger protocol, as well as the related costs.

Goodwill BAH

In
October 2013,
Ambev received a tax assessment related to the goodwill amortization resulting from the merger of Beverage Associates Holding Limited (“BAH”) into Ambev. The decision from the first
level administrative court was unfavorable and Ambev filed an appeal to the Lower Administrative Court against the decision which was partially granted. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court, which are awaiting judgment.

In
April
and
August 2018,
Ambev received new tax assessments charging the remaining value of the goodwill amortization and filed defenses. In
April 2019,
the
first
level administrative court rendered unfavorable decisions to Ambev. As a result thereof, Ambev appealed to the Lower Administrative Court. In
November
and
December 2019,
the Lower Administrative Court rendered partially favorable decisions and Ambev filed Special Appeals to the Upper Administrative Court. The Special Appeal filed in one
of the tax assessments is awaiting judgment by the Upper Administrative Court, whereas the other Special Appeal is awaiting admission.

The updated amount related to this uncertain tax position as of
31
December 2020
is approximately
R$2.3
billion (
R$2.2
billion as of
December 31, 2019).
Ambev has
not
recorded any provisions for this matter based on the probability of the lawsuit.

Goodwill CND Holdings

In
November 2017,
Ambev received a tax assessment related to the goodwill amortization resulting from the merger of CND Holdings into Ambev. The decision from the first
-level administrative court was unfavorable to Ambev. Ambev filed an appeal to the Lower Administrative Court. In
February 2020,
Ambev received a partially favorable decision at the Lower Administrative Court. Ambev and the tax authorities filed Special Appeals to the Upper Administrative Court which are awaiting admission and judgment.

The updated amount related to this uncertain tax position as of
December 2020
was approximately
R$1.0
billion (
R$1.1
billion as of
December 31, 2019).
Ambev has
not
recorded any provisions for this matter based on the probability of the lawsuit.

Foreign earnings

Since
2005,
Ambev and certain of its subsidiaries have been receiving assessments from the Brazilian Federal Tax Authorities relating to the profits of its foreign subsidiaries. The cases are being challenged at both the administrative and judicial levels of the courts in Brazil.

The administrative proceedings have resulted in partially favorable decisions, which are still subject to review by the Administrative Court. In the judicial proceedings, Ambev has received favorable injunctions that suspend the enforceability of the tax credit, as well as favorable first
level decisions, which remain subject to review by the
second
-level judicial court.

The updated amount related to this uncertain tax position as of
31
December 2020
is approximately
R$7.3
billion (
R$7.2
billion
at
December 31, 2019)
and Ambev has
not
recorded any provisions for this matter based on the probability of the lawsuit, except for the amount of
R$53.0
million (
R$52.2
million at
December 31, 2019).

Disallowance of Expenses and Deductibility of Losses

In
2015,
2016
and
2020,
Ambev received tax assessments related to the disallowance of alleged non-deductible expenses and the deduction of certain losses mainly associated to financial investments and loans. Ambev presented defenses and, in
November 2019,
received a favorable decision at the
first
-level administrative court regarding the
2016
case. The
2015
and
2020
cases are still pending decision by the
first
-level administrative court.

The updated amount related to this uncertain tax position as of
31
December 2020
is approximately
R$5.0
billion (
R$4.8
billion as of
December 31, 2019).
Ambev has
not
recorded any provisions for this matter based on the probability of the lawsuit.

Disallowance of taxes paid abroad

Since
2014,
Ambev has been receiving tax assessments from the Brazilian Federal Tax Authorities related to the disallowance of deductions associated with alleged unproven taxes paid abroad by its subsidiaries and has been filing defenses. The cases are being challenged at the administrative and judicial levels. In
November 2019,
the Lower Administrative Court rendered a favorable decision to Ambev in one
of the cases (regarding the
2010
tax period), which became definitive.

In
January 2020,
the Lower Administrative Court rendered unfavorable decisions regarding four
of these assessments related to the periods of
2015
and
2016.
Regarding the
2015
assessments, Ambev filed a Special Appeal for analysis by the Upper Administrative House which are pending decisions. Regarding the
2016
cases, the company was notified about the decision of the Lower Administrative Court and filed motions for clarification which are pending decisions. The other cases are still awaiting final decisions at both administrative and judicial courts.

With respect to the cases related to the periods of
2015
and
2016,
tax assessments were filed to charge isolated fines due to the lack of monthly prepayments of income tax as a result of allegedly undue deductions of taxes paid abroad. Ambev filed defenses and awaits judgment by the first
level administrative court.

The updated amount related to this uncertain tax position as of
December, 2020
was approximately
R$11.7
billion (
R$10.1
billion as of
December 31, 2019).
Ambev has
not
recorded any provisions for this
matter based on the probability of the lawsuit.

Presumed Profit

In
April 2016,
Arosuco (a subsidiary of Ambev) received a tax assessment regarding the use of the “presumed profit” method for the calculation of income tax and the social contribution on net profits instead of the “real profit” method. In
September 2017,
Arosuco received an unfavorable
first
level administrative decision and filed an appeal. In
January 2019,
the Lower Administrative Court rendered a favorable decision to Arosuco, which became definitive.

In
March 2019,
Ambev received a new tax assessment regarding the same subject and filed a defense. In
October 2019,
Arosuco received an unfavorable
first
level administrative decision and filed an appeal.

The updated amount related to this uncertain tax position as of
31
December 2020
is approximately
R$519
million (
R$506.9
million as at
December 31, 2019).
Arosuco has
not
recorded any provisions for this matter based on the probability of the lawsuit.

Disallowance on Income Tax deduction

In
January 2020,
Arosuco, a subsidiary of the Company, received a tax assessment from the Federal Revenue Service of Brazil regarding the disallowance of the income tax reduction benefit provided for in Provisional Measure
No.
2199
-
14/2001
and an administrative defense was filed. In
October 2020,
Arosuco was notified regarding an unfavorable decision rendered by the first
level administrative Court and filed an appeal, which is pending judgment.

The updated amount related to this uncertain tax position as of
December, 2020
was approximately
R$2.0
billion (non-existent on
December 31, 2019).
Ambev has
not
recorded any provision for this
matter
based on the probability of the lawsuit.

Deductibility of IOC expenses

In
November 2019,
Ambev received a tax assessment from the Brazilian Federal Tax Authorities related to the interest on capital (“IOC”) deduction in
2014.
The assessment refers primarily to the accounting and corporate effects of the restructuring carried out by the Company in
2013
and its impacts on the increase in the deductibility of IOC expenses. In
August 2020,
Ambev received a partially favorable decision at the
first
level administrative Court and filed an Appeal to the Lower Administrative Court.

In
December 2020,
Ambev received a new tax assessment related to the deduction of the IOC in
2015
and
2016.
The defense against such assessment was filed by Ambev in
January 2021.

The Company also distributed IOC in the years following the assessed period, i.e. after
2016.
In a scenario where the IOC deductibility would also be questioned for the period after
2016,
on the same basis as the aforementioned tax assessments, Ambev management estimates that the outcome of such potential further assessments would be similar to the abovementioned cases. Accordingly, the effects of the deductibility of IOC expenses on Ambev's effective income tax rate for this period would be maintained.

The updated amount related to this uncertain tax position as of
31
December 2020
is approximately
R$10.2
billion (
R$3.9
billion as of
December 31, 2019).
Ambev has
not
recorded any provisions for this
matter based on the probability of the lawsuit.

PIS and COFINS

PIS/COFINS over bonus products

Since
2015,
Ambev has received tax assessments issued by the Brazilian Federal Tax Authorities related to amounts allegedly due as social contribution on gross revenue (PIS/COFINS) on bonus products granted to its customers. The cases are challenged at the administrative and judicial levels of the courts. In
2020,
Ambev received final favorable decisions at the administrative level, some of which are still subject to review. At the judicial level, the case is still at the initial stage.

Ambev management estimates the possible losses related to these assessments at approximately
R$1.7
billion (
R$2.3
billion as of
December 31, 2019)
classified as possible loss.

ICMS and IPI

ICMS tax war

Ambev is currently challenging tax assessments issued by the states of São Paulo, Rio de Janeiro, Minas Gerais, among others, questioning the legality of ICMS tax credits arising from transactions with companies that have tax incentives granted by other states. The cases are being challenged at both the administrative and judicial level of the courts.

In
August 2020,
the STF issued a binding decision (Extraordinary Appeal
No.
628.075
) recognizing the constitutionality ruling that tax credits granted by the states in the context of the ICMS tax war shall be consider unlawful. The decision also recognized that potential enforcement of tax assessments previously issued by the states should abide by the tax incentives validation process provided for in Complementary Law
No.
160/17.
This decision is subject to appeal and does
not
change the likelihood of loss in Ambev´s tax assessments.

Ambev's management estimates the possible losses related to these assessments to be approximately
R$2.0
billion (
R$2.0
billion as of
December 31, 2019)
as of
31
December 2020
and have
not
recorded any provisions in connection therewith.

ICMS-ST Trigger

Over the years, Ambev has received tax assessments to charge supposed ICMS differences considered due when the price of the products sold by Ambev is above the fixed price table basis established by the relevant States, cases in which the State tax authorities understand that the calculation basis should be based on a value-added percentage over the actual prices and not
the fixed table price. Ambev is currently challenging those charges before the courts. The cases are being challenged at both the administrative and judicial levels of the courts.

Ambev management estimates the amount related to this issue to be approximately
R$8.6
billion (
R$7.7
billion as of
31
December 2019)
as of
31
December 2020,
classified as a possible loss and, therefore, for which Ambev has made no
provision. Ambev has recorded provisions in the total amount of
R$7.6
million (
R$8.3
million as of
December 31, 2019)
in relation to certain proceedings for which it considers the chances of loss to be probable due to specific procedural issues.

ICMS - PRODEPE

In
2015,
Ambev received a tax assessment issued by the State of Pernambuco to charge ICMS differences due to an alleged non-compliance with the state tax incentive agreement (“PRODEPE”) as a result of the rectification of its monthly reports. The state tax authorities understood that Ambev was not
able to use the incentive due to this rectification. In
2017,
Ambev had a final favorable decision in the sense that such assessment was null due to formal mistakes of the tax auditor. However, in
September 2018,
Ambev received a new tax assessment to discuss the same matter.

With regards to this new tax assessment, in
June 2020
Ambev received the First Level Administrative decision, which was partially favorable to the Company in the sense of recognizing the miscalculation of the tax incentive credit by the tax auditor. The favorable portion of the aforementioned decision is final and unappealable. As to the unfavorable portion, Ambev filed an administrative appeal which is awaiting judgement. Furthermore, there are other assessments related to PRODEPE.

Ambev management estimates the possible losses related to this issue to be approximately R$
615,1
million Brazilian Real (
R$591.9
million as of
31
December 2019)
as of
31
December 2020.
Ambev has recorded a provision in the total amount of
R$5,0
million (
R$4.9
million as of
December 2019)
in relation to
one
part of the proceeding where it considers the chances of loss to be probable.

Manaus Free Trade Zone - IPI and PIS/COFINS

In Brazil, goods manufactured within the Manaus Free Trade Zone intended for remittance elsewhere in Brazil are exempt and/or zero
rated from IPI excise tax and social contributions (PIS/COFINS). With respect to IPI, Ambev's subsidiaries have been registering IPI excise tax presumed credits upon the acquisition of exempted goods manufactured therein. Since
2009,
Ambev has been receiving several tax assessments from the Brazilian Federal Tax Authorities relating to the disallowance of such credits.

Ambev has also been receiving charges from the Brazilian Federal Tax Authorities in relation to (i) federal taxes allegedly unduly offset with the disallowed presumed IPI excise tax credits that are under discussion in these proceedings and (ii) amounts of PIS and COFINS allegedly over Arosuco's remittances to Ambev.

In
April 2019,
the Federal Supreme Court (“STF”) announced its judgment on Extraordinary Appeal
No.
592,891/SP,
with binding effects, deciding on the rights of taxpayers registering presumed IPI excise tax credits on acquisitions of raw materials and exempted inputs originating from the Manaus Free Trade Zone. As a result of this decision, Ambev reclassified part of the amounts related to the IPI cases as remote losses maintaining as possible losses only issues related to other additional discussions that were not
included in the analysis of the STF.

The cases are being challenged at both the administrative and judicial levels. Ambev management estimates the possible losses in relation to these assessments to be
R$4.8
billion (
R$4.2
billion on
December 31, 2019)
as at
December, 2020.
Ambev has
not
recorded any provision in connection with these assessments.

IPI Suspension

In
2014
and
2015,
Ambev received tax assessments from the Brazilian federal tax authorities relating to IPI excise tax allegedly due over remittances of manufactured goods to other related factories. The cases are being challenged at both administrative and judicial levels. In
2020,
Ambev received a final partial favorable decision at the administrative level in one
of the cases. The cases which are being discussed at judicial courts are still at an initial stage.

Ambev management estimates the possible losses related to these assessments to be approximately
R$1.6
billion (
R$1.7
billion in
December 2019)
as of
31
December 2020.
Ambev has
not
recorded any provision in connection with these assessments.

ICMS - AM

Ambev has also received tax assessments by the state of Amazonas to charge alleged differences in ICMS due to questions about the calculation basis applied in sales transactions by Ambev to its subsidiaries. The cases are being challenged at the administrative court.

Ambev's management estimates the possible losses related to these assessments to be approximately
R
$509.8
million (
R
$499.0
million in
December 2019)
as of
31
December 2020
and has
not
recorded any provisions in connection therewith.

Contingent assets

In accordance with IAS
37
- Provisions, contingent liabilities and contingent assets, an asset must be recognized only if i) the gain is virtually certain; and ii) the amounts can be estimated with sufficient reliability.

Management understands that, in cases of lawsuits involving contingent assets, a final and unappealable decision for the specific lawsuit to the Company is a condition required to confirm the existence of a right, except for specific circumstances related to the specific case that allows not
only the recognition of the right but also the identification of the value with sufficient reliability.

PIS and COFINS Recovery - exclusion of ICMS (VAT tax) from the basis of calculation

In
March 2017,
the Supreme Federal Court (“STF”) decided for, in the judgment of RE
574,706
/ PR, with binding effects , the unconstitutionality of the inclusion of ICMS in the PIS and COFINS calculation basis. Currently, the General Attorney's Office (PGFN), filed an amendment in order to clarify the criteria for calculating the portion of the ICMS that shall be excluded from the calculation basis of the PIS and COFINS contributions (ICMS Paid versus ICMS declared on the invoice) and the modulation of the effects of the STF decision is pending decision.

In addition, the Company and its controlled companies have several lawsuits related to the matter, some with final and unappealable favorable decisions. Due to the tax regime applicable to the soft drinks and beer sector that has changed over time, the Company has lawsuits for three
different periods: (i)
1990
to
2009,
(ii)
2009
to
2015
(period in which the “REFRI Taxation Model” was in effect - special soft drinks and beer regime, provided for article
58
-J of Law
No.
10,833,
of
2003
) and (iii) from
2015
onwards (also known as “New Model Taxation").

In
2019
and
2020,
the Company and its controlled companies recognized, in accordance with IAS
37
/ CPC
25,
recoverable tax credits related to this matter in the total amount of
R$5.4
billion, which
R$1.1
billion is related to periods from
1990
to
2009
and from
March 2017 (
“New Model”) and
R$4.3
billion, recorded in
2020,
related to the
2009
to
2015
(as explained below) as (i) the gain is virtually certain according to the specific circumstances of each specific case; and (ii) the amounts could be estimated with sufficient reliability, by collecting the respective documents and quantifying the related amount.

Regarding the amount of
R$4.3
billion mentioned above, the Company recorded a tax credit (before tax effects), of which
R$2.5
billion in Other Operating Income, as described in Note
7
-
Other Operating Income (Expenses)
, and
R$1.8
billion in Financial Income, as described in Note
11
-
Finance Expenses and Income
. This amount is related to the lawsuit with final and unappealable decision that recognized the right of the Company and its controlled companies to obtain refund the overpaid amounts while REFRI taxation model was in place. In addition to the gain being virtually certain due to the circumstances of this specific case, the amount related to this matter could be estimated with sufficient reliability after several analysis made (with the assistance of our external consultants) that allowed: (i) the identification of the total ICMS included per liter in the retail selling prices that were verified by the Federal Government at the time and that had impact in the reference prices used as calculation basis for determination of the PIS and COFINS; and (ii) the result of exclusion of such total ICMS from the calculation basis of PIS and COFINS in the Company's operations in the period.

For the period of the New Model before the STF decision, the Company estimates that the contingent asset corresponds to
R$1.9
billion, which will be recognized once the gain is virtually certain given the specific circumstances of the cases and upon confirmation of the estimated values with sufficient reliability.